Revenue - Additional Information (FY) (Details) - USD ($) $ in Millions	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date: 2021-01-01
Revenue Remaining Performance Obligation Expected Timing Of Satisfaction [Line Items]
Revenue allocated to remaining performance obligations, amount of revenue expected to be recognized		$ 23.0	$ 19.9
Revenue allocated to remaining performance obligations, percentage of revenue expected to be recognized		100.00%
Revenue allocated to remaining performance obligations, expected timing of satisfaction		12 months
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date: 2021-10-01
Revenue Remaining Performance Obligation Expected Timing Of Satisfaction [Line Items]
Revenue allocated to remaining performance obligations, amount of revenue expected to be recognized		$ 23.0	$ 19.9
Revenue allocated to remaining performance obligations, percentage of revenue expected to be recognized	100.00%
Revenue allocated to remaining performance obligations, expected timing of satisfaction	12 months